Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income:
Interest income	$ 26,980	$ 16,048	$ 7,134
Foreign exchange gain	5,826	0	90,930
Gain from interest rate/foreign exchange rate derivative financial instruments	1,788	0	3,501
Other income	511	760	55,535
Finance income	35,105	16,808	157,100
Finance costs:
Interest expense	(72,535)	(40,869)	(31,906)
Finance cost related to lease liabilities	(38,550)	(32,938)	(40,203)
Cash flow hedge - transfer from equity	0	(28,650)	(36,863)
Foreign exchange losses, net	0	(37,569)	0
Taxes	(6,059)	(7,572)	(5,473)
Loss from interest rate/foreign exchange rate derivative financial instruments	0	(9,347)	0
Other expenses	(9,990)	(9,496)	(7,642)
Finance costs	(127,134)	(166,441)	(122,087)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(9,209)	2,421	28,816
Financial results, net	$ (101,238)	$ (147,212)	$ 63,829